Summary of Material Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2025
Summary of Material Accounting Policies [Abstract]
Schedule of Useful Lives of Assets Estimated by Asset Category
Depreciation is recognized on a straight-line

basis over the useful lives of the assets

estimated by asset category, as follows:
Asset Useful Life
Buildings 15

to
40

years
Computer equipment 2

to
8

years
Furniture and fixtures 3

to
15

years
Other equipment 5

to
15

years
Leasehold improvements Lesser of the remaining lease term and the remaining useful life of the asset